UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor, New York, NY 10019
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2014
(Unaudited)

		Shares	Value ($)
Common Stocks (94.8%)
21Vianet Group, Inc.* (Internet Software & Services)		6,492	180,672
AIA Group Ltd. (Insurance)		82,600	443,018
Alsea SAB de CV* (Food & Staples Retailing)		88,936	303,841
Amorepacific Corp. (Personal Products)		137	235,444
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		8,372	226,524
Baidu, Inc.* (Internet Software & Services)		1,499	323,859
BRF - Brazil Foods SA (Food Products)		9,600	235,344
Cemex SAB de CV* (Construction Materials)		296,614	373,163
China Resources Gas Group Ltd. (Oil, Gas & Consumable Fuels)		90,000	284,523
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)		116,000	202,610
Cognizant Technology Solutions Corp.* (IT Services)		9,839	482,603
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)		4,909	236,712
Copa Holdings SA (Airlines)		1,243	188,774
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate Investment Trusts)		138,480	298,465
Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)		10,500	171,713
Emperador, Inc.* (Beverages)		848,500	224,160
Fibra Uno Administracion SA de CV (Real Estate Investment Trusts)		112,635	395,627
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		104,000	871,654
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		26,252	285,999
Grupo Aeroportuario del Sureste SAB de CV (Airlines)		20,710	257,571
HFDC Bank Ltd. (Banks)		25,694	352,206
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		3,252	345,394
HSBC Holdings PLC (Banks)		30,264	325,152
Hutchison Whampoa Ltd. (Industrial Conglomerates)		24,000	326,906
ICICI Bank Ltd. (Banks)		17,101	414,899
Industrial & Commerical Bank of China Ltd. (Banks)		685,000	469,479
Korea Electric Power Corp. (Electric Utilities)		9,070	370,425
Larsen & Toubro Ltd. (Construction & Engineering)		14,909	368,725
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)		274,000	375,288
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)		80,475	330,634
Lupin Ltd. (Pharmaceuticals)		23,705	461,185
Luye Pharma Group Ltd.* (Pharmaceuticals)		302,500	263,084
Malaysia Airports Holdings Bhd (Transportation Infrastructure)		115,200	269,002
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		277,500	278,840
Naspers Ltd. (Media)		2,700	331,922
Naver Corp. (Internet Software & Services)		482	341,149
ORION Corp. (Food Products)		277	253,028
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		47,500	405,747
Piraeus Bank SA* (Banks)		132,598	277,878
PT Bank Mandiri Tbk (Banks)		363,001	308,190
PT Matahari Department Store Tbk (Multiline Retail)		276,500	343,091
PT Media Nusantara Citra Tbk (Media)		1,043,300	231,491
Rosneft OJSC - GDR (Oil, Gas & Consumable Fuels)		39,200	241,620
Samsonite International SA (Textiles, Apparel & Luxury Goods)		93,300	290,742
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		244	317,967
Sberbank of Russia - ADR (Diversified Banks)		16,975	140,553
Severstal - GDR (Metals & Mining)		40,000	383,821
Sul America SA (Insurance)		47,235	285,118
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		82,000	329,464
Tata Motors Ltd. (Automobiles)		41,304	304,913
Tencent Holdings Ltd. (Internet Software & Services)		20,300	328,223
Turkiye Garanti Bankasi AG (Banks)		79,300	324,586
Universal Robina Corp. (Food Products)		67,570	252,226
WH Group Ltd.* (Food Products)		83,000	66,402
Yandex NV* (Internet Software & Services)		6,350	192,278

TOTAL COMMON STOCKS (Cost $14,911,882)			17,123,904

Preferred Stock (1.5%)
Vale SA - Sponsored ADR (Metals & Mining)		21,022	269,082

TOTAL PREFERRED STOCK (Cost $438,007)			269,082

TOTAL INVESTMENTS (Cost $15,349,889) — 96.3%			17,392,986

Other Net Assets (liabilities) — 3.7%			661,900

NET ASSETS — 100.0%			18,054,886

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2014
(Unaudited)

The Emerging Markets Fund invested in the following industries as of July 31, 2014:			The Emerging Markets Fund invested in securities with exposure to the following countries as of July 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	446,345	2.4%	Brazil	1,197,969	6.6%
Automobiles	304,913	1.7%	China	2,346,352	13.0%
Banks	2,472,390	13.7%	Greece	277,878	1.5%
Beverages	224,160	1.2%	Hong Kong	2,811,007	15.7%
Construction & Engineering	368,725	2.0%	India	2,670,530	14.9%
Construction Materials	373,163	2.1%	Indonesia	882,772	4.9%
Diversified Banks	140,553	0.8%	Malaysia	269,002	1.5%
Diversified Telecommunication Services	202,610	1.1%	Mexico	1,628,667	9.0%
Electric Utilities	370,425	2.0%	Panama	188,774	1.0%
Food & Staples Retailing	540,553	3.0%	Philippines	476,386	2.6%
Food Products	807,000	4.5%	Russia	958,272	5.3%
Health Care Providers & Services	330,634	1.8%	South Africa	889,080	4.9%
Hotels, Restaurants & Leisure	1,495,888	8.3%	South Korea	1,863,407	10.3%
Industrial Conglomerates	326,906	1.8%	Taiwan	329,464	1.8%
Insurance	1,133,883	6.2%	Thailand	278,840	1.5%
Internet Software & Services	1,366,181	7.6%	Turkey	324,586	1.8%
IT Services	482,603	2.7%	Other Net Assets	661,900	3.7%
Media	563,413	3.1%	Total	18,054,886	100.0%
Metals & Mining	652,903	3.6%
Multiline Retail	343,091	1.9%
Oil & Gas Refining & Marketing	171,713	1.0%
Oil, Gas & Consumable Fuels	526,143	2.9%
Personal Products	235,444	1.3%
Pharmaceuticals	1,236,792	7.0%
Real Estate Investment Trusts	694,092	3.8%
Semiconductors & Semiconductor Equipment	647,431	3.6%
Technology Hardware, Storage & Peripherals	375,288	2.1%
Textiles, Apparel & Luxury Goods	290,742	1.6%
Transportation Infrastructure	269,002	1.5%
Other Net Assets	661,900	3.7%
Total	18,054,886	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2014
(Unaudited)

		Shares	Value ($)
Common Stocks (99.2%)
21Vianet Group, Inc.* (Internet Software & Services)		6,359	176,971
AIA Group Ltd. (Insurance)		80,800	433,363
Amorepacific Corp. (Personal Products)		124	213,103
Astro Malaysia Holdings Bhd (Media)		177,200	186,351
Baidu, Inc.* (Internet Software & Services)		1,972	426,052
China Everbright International Ltd. (Industrial Conglomerates)		134,000	179,590
China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)		208,000	209,685
China Resources Gas Group Ltd. (Oil, Gas & Consumable Fuels)		64,000	202,328
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)		100,000	174,664
Chongqing Changan Automobile Co. Ltd. (Automobiles)		135,600	294,526
Cognizant Technology Solutions Corp.* (IT Services)		11,106	544,749
DBS Group Holdings Ltd. (Banks)		24,537	357,938
Emperador, Inc.* (Beverages)		821,500	217,026
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		66,000	553,164
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		21,121	230,100
HFDC Bank Ltd. (Banks)		28,277	387,614
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)		63,000	215,212
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		2,929	311,088
HSBC Holdings PLC (Banks)		21,135	227,071
Hutchison Whampoa Ltd. (Industrial Conglomerates)		16,000	217,937
ICICI Bank Ltd. (Banks)		14,444	350,435
Industrial & Commerical Bank of China Ltd. (Banks)		741,000	507,860
Korea Electric Power Corp. (Electric Utilities)		8,446	344,939
Larsen & Toubro Ltd. (Construction & Engineering)		10,303	254,811
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)		278,000	380,766
LT Group, Inc. (Beverages)		308,000	113,189
Lupin Ltd. (Pharmaceuticals)		19,275	374,999
Luye Pharma Group Ltd.* (Pharmaceuticals)		293,500	255,257
Malaysia Airports Holdings Bhd (Transportation Infrastructure)		109,756	256,290
Maruti Suzuki India Ltd. (Automobiles)		7,380	307,803
Melco Crown Entertainment Ltd. - Sponsored ADR (Hotels, Restaurants & Leisure)		11,383	377,916
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		204,300	205,287
Naver Corp. (Internet Software & Services)		481	340,441
ORION Corp. (Food Products)		252	230,192
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		44,500	380,121
PT Bank Mandiri Tbk (Banks)		310,379	263,513
PT Matahari Department Store Tbk (Multiline Retail)		223,000	276,707
PT Media Nusantara Citra Tbk (Media)		425,200	94,345
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		21,642	358,228
Samsonite International SA (Textiles, Apparel & Luxury Goods)		93,300	290,742
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		234	304,936
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)		398,000	244,958
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		90,000	361,606
Tata Motors Ltd. (Automobiles)		48,152	355,466
Tencent Holdings Ltd. (Internet Software & Services)		22,200	358,944
Universal Robina Corp. (Food Products)		51,770	193,248
WH Group Ltd.* (Food Products)		83,000	66,402
WuXi PharmaTech Caymen, Inc.* (Life Sciences Tools & Services)		7,503	231,167

TOTAL COMMON STOCKS (Cost $11,587,453)			13,839,100

TOTAL INVESTMENTS (Cost $11,587,453) — 99.2%			13,839,100

Other Net Assets (liabilities) — 0.8%			115,491

NET ASSETS — 100.0%			13,954,591

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2014
(Unaudited)

The Asia Fund invested in the following industries as of July 31, 2014:			The Asia Fund invested in securities with exposure to the following countries as of July 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	957,795	6.9%	China	3,466,307	24.8%
Banks	2,094,431	15.0%	Hong Kong	2,723,177	19.5%
Beverages	330,215	2.4%	India	3,164,205	22.7%
Construction & Engineering	254,811	1.8%	Indonesia	634,565	4.5%
Diversified Telecommunication Services	174,664	1.3%	Malaysia	442,641	3.2%
Electric Utilities	344,939	2.6%	Philippines	523,463	3.8%
Electronic Equipment, Instruments & Components	215,212	1.5%	Singapore	357,938	2.6%
Food Products	489,842	3.5%	South Korea	1,744,699	12.5%
Hotels, Restaurants & Leisure	1,447,455	10.4%	Taiwan	576,818	4.1%
Independent Power and Renewable Electricity			Thailand	205,287	1.5%
Producers	209,685	1.5%	Other Net Assets	115,491	0.8%
Industrial Conglomerates	397,527	2.8%	Total	13,954,591	100.0%
Insurance	813,484	5.8%
Internet Software & Services	1,302,408	9.3%
IT Services	544,749	3.9%
Life Sciences Tools & Services	231,167	1.7%
Media	280,696	2.0%
Multiline Retail	276,707	1.9%
Oil, Gas & Consumable Fuels	560,556	4.0%
Personal Products	213,103	1.5%
Pharmaceuticals	1,105,314	7.9%
Semiconductors & Semiconductor Equipment	666,542	4.8%
Technology Hardware, Storage & Peripherals	380,766	2.7%
Textiles, Apparel & Luxury Goods	290,742	2.1%
Transportation Infrastructure	256,290	1.9%
Other Net Assets	115,491	0.8%
Total	13,954,591	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2014
(Unaudited)

		Shares	Value ($)
Common Stocks (89.9%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)		207,600	1,343,294
AIA Group Ltd. (Insurance)		650,200	3,487,288
Alsea SAB de CV* (Food & Staples Retailing)		751,080	2,565,988
Amorepacific Corp. (Personal Products)		1,679	2,885,477
Apollo Hospitals Enterprise Ltd.* (Health Care Providers & Services)		193,057	3,232,211
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		90,710	2,454,370
Banregio Grupo Financiero SAB de CV (Banks)		381,980	2,167,287
BR Malls Participacoes SA (Real Estate Management & Development)		171,574	1,491,060
BRF - Brazil Foods SA (Food Products)		99,800	2,446,596
Brilliance China Automotive Holdings Ltd. (Automobiles)		1,158,000	2,172,613
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)		53,819	2,595,151
Copa Holdings SA (Airlines)		9,336	1,417,858
Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)		93,100	1,522,522
Credicorp Ltd. (Banks)		10,040	1,485,117
Fibra Uno Administracion SA de CV (Real Estate Investment Trusts)		853,100	2,996,493
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		200,866	2,188,308
Grupo Aeroportuario del Sureste SAB de CV (Airlines)		200,888	2,498,448
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		60,662	6,442,891
Hypermarcas SA* (Personal Products)		285,383	2,286,336
ITC Ltd. (Tobacco)		536,860	3,148,204
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)		1,720,000	2,355,819
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)		630,760	2,591,495
Lupin Ltd. (Pharmaceuticals)		148,727	2,893,514
Luye Pharma Group Ltd.* (Pharmaceuticals)		3,828,500	3,329,646
Magnit - Sponsored GDR (Food & Staples Retailing)		37,224	2,189,032
Melco International Development Ltd. (Hotels, Restaurants & Leisure)		564,000	1,673,445
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		4,103,400	4,123,217
Naspers Ltd. (Media)		24,287	2,985,707
Naver Corp. (Internet Software & Services)		2,942	2,082,282
ORION Corp. (Food Products)		4,095	3,740,620
Piraeus Bank SA* (Banks)		1,026,200	2,150,547
PT Kalbe Farma Tbk (Pharmaceuticals)		19,395,700	2,898,883
PT Mitra Adiperkasa Tbk (Multiline Retail)		2,532,700	1,131,789
PT Summarecon Agung Tbk (Real Estate Management & Development)		20,721,400	2,285,876
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		7,117,500	1,622,191
Samsonite International SA (Textiles, Apparel & Luxury Goods)		1,169,100	3,643,160
Sands China Ltd. (Hotels, Restaurants & Leisure)		582,944	4,275,359
Sberbank of Russia - ADR (Diversified Banks)		131,200	1,086,336
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)		5,557,000	3,420,185
SM Prime Holdings, Inc. (Real Estate Management & Development)		3,455,200	1,214,978
Sul America SA (Insurance)		388,373	2,344,280
Tata Motors Ltd. (Automobiles)		275,203	2,031,593
Tencent Holdings Ltd. (Internet Software & Services)		381,900	6,174,811
Turkiye Garanti Bankasi AG (Banks)		600,750	2,458,955
Universal Robina Corp. (Food Products)		1,128,800	4,213,598
Vipshop Holdings Ltd.* (Internet & Catalog Retail)		17,914	3,682,044
Yandex NV* (Internet Software & Services)		67,838	2,054,135

TOTAL COMMON STOCKS (Cost $111,537,718)			125,481,009

TOTAL INVESTMENTS (Cost $111,537,718) — 89.9%			125,481,009

Other Net Assets (liabilities) — 10.1%			14,132,969

NET ASSETS — 100.0%			139,613,978

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2014
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of July 31, 2014:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	3,916,306	2.8%	Brazil	12,685,945	9.1%
Automobiles	4,204,206	3.1%	China	18,962,505	13.5%
Banks	8,261,906	6.0%	Greece	2,150,547	1.5%
Diversified Banks	1,086,336	0.8%	Hong Kong	15,251,865	10.9%
Diversified Telecommunication Services	1,622,191	1.2%	India	13,493,830	9.7%
Food & Staples Retailing	7,350,171	5.1%	Indonesia	7,938,739	5.7%
Food Products	10,400,814	7.5%	Mexico	10,228,216	7.3%
Health Care Providers & Services	5,823,706	4.2%	Panama	1,417,858	1.0%
Hotels, Restaurants & Leisure	16,514,912	11.7%	Peru	1,485,117	1.1%
Insurance	5,831,568	4.2%	Philippines	5,428,576	3.9%
Internet & Catalog Retail	3,682,044	2.6%	Russia	5,329,503	3.8%
Internet Software & Services	10,311,228	7.4%	South Africa	8,031,572	5.8%
Media	2,985,707	2.1%	South Korea	15,151,270	10.9%
Multiline Retail	1,131,789	0.8%	Thailand	5,466,511	3.9%
Oil & Gas Refining & Marketing	1,522,522	1.1%	Turkey	2,458,955	1.8%
Personal Products	5,171,813	3.7%	Other Net Assets	14,132,969	10.1%
Pharmaceuticals	17,184,906	12.3%	Total	139,613,978	100.0%
Real Estate Investment Trusts	2,996,493	2.1%
Real Estate Management & Development	4,991,914	3.6%
Technology Hardware, Storage & Peripherals	2,355,819	1.7%
Textiles, Apparel & Luxury Goods	3,643,160	2.6%
Tobacco	3,148,204	2.3%
Wireless Telecommunication Services	1,343,294	1.0%
Other Net Assets	14,132,969	10.1%
Total	139,613,978	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	July 31, 2014
(Unaudited)

		Shares	Value ($)
Common Stocks (93.0%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)		56,900	368,176
AIA Group Ltd. (Insurance)		176,600	947,178
Amorepacific Corp. (Personal Products)		454	780,230
Apollo Hospitals Enterprise Ltd.* (Health Care Providers & Services)		52,817	884,276
Brilliance China Automotive Holdings Ltd. (Automobiles)		312,000	585,367
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		52,331	570,113
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		16,708	1,774,552
ITC Ltd. (Tobacco)		146,214	857,415
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)		460,000	630,045
Lupin Ltd. (Pharmaceuticals)		44,834	872,254
Luye Pharma Group Ltd.* (Pharmaceuticals)		1,036,000	901,009
Melco International Development Ltd. (Hotels, Restaurants & Leisure)		153,000	453,967
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		1,113,400	1,118,777
Naver Corp. (Internet Software & Services)		808	571,884
ORION Corp. (Food Products)		1,165	1,064,181
PT Kalbe Farma Tbk (Pharmaceuticals)		5,617,100	839,531
PT Mitra Adiperkasa Tbk (Multiline Retail)		859,000	383,862
PT Summarecon Agung Tbk (Real Estate Management & Development)		5,765,300	635,998
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		1,929,400	439,741
Samsonite International SA (Textiles, Apparel & Luxury Goods)		316,500	986,280
Sands China Ltd. (Hotels, Restaurants & Leisure)		158,737	1,164,190
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)		1,507,000	927,519
SM Prime Holdings, Inc. (Real Estate Management & Development)		1,041,100	366,090
Tata Motors Ltd. (Automobiles)		77,071	568,951
Tencent Holdings Ltd. (Internet Software & Services)		105,800	1,710,645
Universal Robina Corp. (Food Products)		317,730	1,186,026
Vipshop Holdings Ltd. - ADR* (Internet & Catalog Retail)		5,358	1,101,283

TOTAL COMMON STOCKS (Cost $17,832,487)			22,689,540

TOTAL INVESTMENTS (Cost $17,832,487) — 93.0%			22,689,540

Other Net Assets (liabilities) — 7.0%			1,716,702

NET ASSETS — 100.0%			24,406,242

*	Non-income producing security
ADR	American Depositary Receipt

The Asia Great Consumer Fund invested in the following industries as of July 31, 2014:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	1,154,318	4.7%	China	5,270,501	21.5%
Diversified Telecommunication Services	439,741	1.8%	Hong Kong	4,136,982	17.0%
Food Products	2,250,207	9.3%	India	3,753,009	15.4%
Health Care Providers & Services	884,276	3.6%	Indonesia	2,299,132	9.4%
Hotels, Restaurants & Leisure	4,511,486	18.6%	Philippines	1,552,116	6.4%
Insurance	947,178	3.9%	South Korea	4,190,847	17.2%
Internet & Catalog Retail	1,101,283	4.5%	Thailand	1,486,953	6.1%
Internet Software & Services	2,282,529	9.3%	Other Net Assets	1,716,702	7.0%
Multiline Retail	383,862	1.6%	Total	24,406,242	100.0%
Personal Products	780,230	3.2%
Pharmaceuticals	4,110,426	16.8%
Real Estate Management & Development	1,002,088	4.1%
Technology Hardware, Storage & Peripherals	630,045	2.6%
Textiles, Apparel & Luxury Goods	986,280	4.0%
Tobacco	857,415	3.5%
Wireless Telecommunication Services	368,176	1.5%
Other Net Assets	1,716,702	7.0%
Total	24,406,242	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	July 31, 2014
(Unaudited)

		Shares	Value ($)
Common Stocks (96.8%)
Abbvie, Inc. (Pharmaceuticals)		4,150	217,211
Amadeus IT Holding SA (IT Services)		9,080	357,054
Amazon.com, Inc.* (Internet & Catalog Retail)		945	295,776
Anheuser-Busch InBev NV (Beverages)		4,439	479,873
Astellas Pharma., Inc. (Pharmaceuticals)		25,140	337,556
Bank of America Corp. (Diversified Financial Services)		27,470	418,918
Bayerische Motoren Werke AG (Automobiles)		2,740	327,587
Biogen Idec, Inc.* (Biotechnology)		740	247,449
Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)		7,160	160,379
Celgene Corp.* (Biotechnology)		4,180	364,286
Comcast Corp. (Media)		6,121	328,881
Compagnie Financiere Richemont AG (Textiles, Apparel & Luxury Goods)		4,150	395,050
CVS Caremark Corp. (Food & Staples Retailing)		4,000	305,440
Deutsche Post AG (Air Freight & Logistics)		13,750	441,034
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		47,600	398,949
Gilead Sciences, Inc.* (Biotechnology)		3,810	348,805
Google, Inc., Class A* (Internet Software & Services)		516	299,047
Google, Inc., Class C* (Internet Software & Services)		516	294,946
Industria de Diseno Textil SA (Specialty Retail)		10,610	309,169
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		5,462	403,369
L'Oreal SA (Personal Products)		1,700	287,055
MasterCard, Inc. (IT Services)		5,040	373,716
MetLife, Inc. (Insurance)		6,200	326,120
Microsoft Corp. (Software)		11,400	492,024
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		6,045	466,251
Novartis AG (Pharmaceuticals)		3,500	305,597
Paradise Co. Ltd. (Hotels, Restaurants & Leisure)		4,181	134,742
Prada SpA (Textiles, Apparel & Luxury Goods)		22,210	156,873
Priceline Group, Inc.* (Internet & Catalog Retail)		300	372,735
Rakuten, Inc. (Internet & Catalog Retail)		22,220	292,724
Roche Holding AG (Pharmaceuticals)		974	283,048
Sanofi (Pharmaceuticals)		4,250	445,860
Starbucks Corp. (Hotels, Restaurants & Leisure)		5,985	464,914
Tencent Holdings Ltd. (Internet Software & Services)		26,500	428,470
Tesla Motors, Inc.* (Automobiles)		1,475	329,368
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		2,540	308,610
Unilever PLC (Food Products)		9,982	432,221
United Parcel Service, Inc. (Air Freight & Logistics)		3,905	379,136
Visa, Inc. (IT Services)		1,733	365,680
Walt Disney Co. (The) (Media)		5,835	501,110
Wells Fargo & Co. (Banks)		10,183	518,315
Yoox SpA* (Internet & Catalog Retail)		6,608	173,443

TOTAL COMMON STOCKS (Cost $12,600,250)			14,568,791

Preferred Stock (2.0%)
Volkswagen AG (Automobiles)		1,281	299,377

TOTAL PREFERRED STOCK (Cost $299,086)			299,377

RightsNM
Groupe FNAC SA* (Specialty Retail)		6	33

TOTAL RIGHTS (Cost $—)			33

TOTAL INVESTMENTS (Cost $12,899,336) — 98.8%			14,868,201

Other Net Assets (liabilities) — 1.2%			186,072

NET ASSETS — 100.0%			15,054,273

*	Non-income producing security
NM	Not meaningful, amount less than .05%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	July 31, 2014
(Unaudited)

The Global Great Consumer Fund invested in the following industries as of July 31, 2014:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Air Freight & Logistics	820,170	5.4%	Belgium	479,873	3.2%
Automobiles	956,332	6.4%	China	428,470	2.8%
Banks	518,315	3.4%	France	732,948	4.9%
Beverages	479,873	3.2%	Germany	1,067,998	7.1%
Biotechnology	960,540	6.5%	Hong Kong	398,949	2.7%
Diversified Financial Services	418,918	2.8%	Italy	490,695	3.3%
Food & Staples Retailing	305,440	2.0%	Japan	630,280	4.2%
Food Products	432,221	2.9%	South Korea	134,742	0.9%
Hotels, Restaurants & Leisure	1,401,974	9.4%	Spain	666,223	4.4%
Insurance	326,120	2.2%	Switzerland	983,695	6.5%
Internet & Catalog Retail	1,134,678	7.5%	United Kingdom	432,221	2.9%
Internet Software & Services	1,022,463	6.7%	United States	8,422,107	55.9%
IT Services	1,096,450	7.2%	Other Net Assets	186,072	1.2%
Life Sciences Tools & Services	308,610	2.0%	Total	15,054,273	100.0%
Media	829,991	5.5%
Personal Products	287,055	1.9%
Pharmaceuticals	1,589,272	10.6%
Software	492,024	3.3%
Specialty Retail	309,202	2.1%
Textiles, Apparel & Luxury Goods	1,178,553	7.8%
Other Net Assets	186,072	1.2%
Total	15,054,273	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2014
(Unaudited)

		Shares or Principal Amount ($)	Value ($)
Foreign Bonds+ (1.9%)
Brazil — 1.9%
Banco Santander Brasil SA(a), 8.00%, 3/18/16		300,000	128,095
Itau Unibanco Holding SA - Registered Shares, 10.50%, 11/23/15		300,000	130,953
			259,048
TOTAL FOREIGN BONDS (Cost $278.171)			259,048

Yankee Dollar Bonds (56.2%)
Banco de Credito e Inversiones(a), 4.00%, 2/11/23		250,000	248,024
Banco do Brasil SA, 3.88%, 1/23/17		200,000	207,500
Bharti Airtel International (Netherlands) BV - Registered Shares, 5.13%, 3/11/23		250,000	259,713
Caixa Economica Federal(a), 4.25%, 5/13/19		500,000	501,250
CNPC General Capital Ltd.(a), 2.75%, 4/19/17		200,000	204,842
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20		250,000	279,375
Development Bank of Kazakhstan - Registered Shares, 5.50%, 12/20/15		250,000	260,313
Embraer Overseas Ltd. - Registered Shares, 5.70%, 9/16/23		100,000	108,250
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21		200,000	206,040
Halyk Savings Bank of Kazakhstan - Registered Shares, 7.25%, 5/3/17		200,000	217,500
Hungarian Development Bank Ltd. - Registered Shares, 6.25%, 10/21/20		200,000	223,500
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21		400,000	426,834
KazAgro National Management Holding JSC(a), 4.63%, 5/24/23		200,000	194,740
NTPC Ltd., Series Series E, 4.75%, 10/3/22		250,000	254,182
PT Pertamina(a), 4.88%, 5/3/22		250,000	251,875
Republic of Indonesia(a), 6.75%, 1/15/44		250,000	299,063
Republic of Sri Lanka(a), 5.13%, 4/11/19		200,000	205,000
Siam Commercial Bank Public Co. Ltd. (a), 3.50%, 4/7/19		500,000	510,165
State Bank of India(a), 3.25%, 4/18/18		300,000	302,244
State Oil Co. of the Azerbaijan Republic, 5.45%, 2/9/17		250,000	266,250
Telefonica Emisiones SAU, 5.46%, 2/16/21		250,000	281,815
Tencent Holdings Ltd. - Registered Shares, 4.63%, 12/12/16		500,000	534,732
Turk EximBank(a), 5.88%, 4/24/19		250,000	269,363
Turkiye Garanti Bankasi(a), 4.00%, 9/13/17		250,000	255,000
Woori Bank Co. Ltd.(a), 2.88%, 10/2/18		200,000	204,069
Woori Bank Co. Ltd.(a), 4.75%, 4/30/24		500,000	506,421

TOTAL YANKEE DOLLAR BONDS (Cost $7,158,745)			7,478,060

Corporate Bond (0.9%)
United States — 0.9%
Southern Copper Corp., 7.50%, 7/27/35		100,000	118,405

TOTAL CORPORATE BOND (Cost $100,757)			118,405

Exchange Traded Fund (4.3%)
iShares JPMorgan USD Emerging Markets Bond ETF (Corp/Pref-High Yield)		5,000	572,900

TOTAL EXCHANGE TRADED FUND (Cost $549,173)			572,900

U.S. Treasury Obligation (20.1%)
U.S. Treasury Note, 0.25%, 7/31/15		2,500,000	2,502,782
U.S. Treasury Note, 1.50%, 5/31/19		170,000	168,088

TOTAL U.S. TREASURY OBLIGATION (Cost $2,671,071)			2,670,870

TOTAL INVESTMENTS (Cost $10,757,917) — 83.4%			11,099,283

Other Net Assets (liabilities) — 16.6%			2,214,397

NET ASSETS — 100.0%			13,313,680

+	Principal amounts are disclosed in local currency and value amounts are disclosed in U.S. Dollars.
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees. At July 31, 2014, the restricted securities represent 30.6% of net assets.

ETF	Exchange Traded Fund

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2014
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of July 31, 2014:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of July 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	108,250	0.8%	Azerbaijan	266,250	2.0%
Commercial Banks Non-US	3,211,221	24.0%	Brazil	967,798	7.2%
Corp/Pref-High Yield	572,900	4.3%	Cayman Islands	108,250	0.8%
Diversified Operations	194,740	1.5%	Chile	248,024	1.9%
Electric - Integrated	460,222	3.4%	China	739,574	5.6%
Export/Import Bank	269,363	2.0%	Croatia	279,375	2.1%
Internet Application Software	534,732	4.1%	Hungary	223,500	1.7%
Metals & Mining	118,405	0.9%	India	983,260	7.5%
Oil Companies-Integrated	722,967	5.4%	Indonesia	550,938	4.1%
Oil Refining & Marketing	426,834	3.3%	Kazakhstan	672,553	5.1%
Sovereign	3,454,308	25.9%	Netherlands	259,713	2.0%
Special Purpose Banks	483,813	3.7%	South Africa	206,040	1.5%
Telephone-Integrated	541,528	4.1%	South Korea	710,490	5.3%
Other Net Assets	2,214,397	16.6%	Spain	281,815	2.1%
Total	13,313,680	100.0%	Sri Lanka	205,000	1.5%
			Thailand	510,165	3.8%
			Turkey	524,363	3.9%
			United States	3,362,175	25.3%
			Other Net Assets	2,214,397	16.6%
			Total	13,313,680	100.0%

Futures Contracts

Cash of $5,000 has been segregated to cover margin requirements for the following open contracts as of July 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro-BOBL September Future	Short	9/9/14	1	171,875	(603)
				171,875	(603)

See accompanying notes to financial statements.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

July 31, 2014

(Unaudited)

1.	Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of July 31, 2014, the Trust is comprised of the following six funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds."

The Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, that includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as "matrix pricing." U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2014

(Unaudited)

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of depository receipts, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies which are priced as equity securities as described above.

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2014

(Unaudited)

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of July 31, 2014, based upon the three levels defined above, are included in the table below while the detailed industry classification is disclosed on the Schedule of Portfolio Investments of each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Emerging Markets Fund
Common Stocks
Banks	—	2,472,390	—	2,472,390
Beverages	—	224,160	—	224,160
Construction & Engineering	—	368,725	—	368,725
Diversified Telecommunication Services	—	202,610	—	202,610
Electric Utilities	—	370,425	—	370,425
Food Products	301,746	505,254	—	807,000
Health Care Providers & Services	—	330,634	—	330,634
Hotels, Restaurants & Leisure	278,840	1,217,048	—	1,495,888
Industrial Conglomerates	—	326,906	—	326,906
Insurance	285,118	848,765	—	1,133,883
Internet Software & Services	696,809	669,372	—	1,366,181
Media	—	563,413	—	563,413
Metals & Mining	—	383,821	—	383,821
Multiline Retail	—	343,091	—	343,091
Oil, Gas & Consumable Fuels	284,523	241,620	—	526,143
Personal Products	—	235,444	—	235,444
Pharmaceuticals	549,083	687,709	—	1,236,792
Semiconductors & Semiconductor Equipment	—	647,431	—	647,431
Technology Hardware, Storage & Peripherals	—	375,288	—	375,288
Textiles, Apparel & Luxury Goods	—	290,742	—	290,742
Transportation Infrastructure	—	269,002	—	269,002
All Other Common Stocks †	3,153,935	—	—	3,153,935
Preferred Stock	269,082	—	—	269,082
Total Investments	5,819,136	11,573,850	—	17,392,986

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2014

(Unaudited)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Asia Fund
Common Stocks
Automobiles	663,269	294,526	—	957,795
Banks	—	2,094,431	—	2,094,431
Beverages	—	330,215	—	330,215
Construction & Engineering	—	254,811	—	254,811
Diversified Telecommunication Services	—	174,664	—	174,664
Electric Utilities	—	344,939	—	344,939
Electronic Equipment, Instruments & Components	—	215,212	—	215,212
Food Products	66,402	423,440	—	489,842
Hotels, Restaurants & Leisure	583,203	864,252	—	1,447,455
Independent Power and Renewable Electricity Producers	—	209,685	—	209,685
Industrial Conglomerates	—	397,527	—	397,527
Insurance	—	813,484	—	813,484
Internet Software & Services	603,023	699,385	—	1,302,408
Media	186,351	94,345	—	280,696
Multiline Retail	—	276,707	—	276,707
Oil, Gas & Consumable Fuels	202,328	358,228	—	560,556
Personal Products	—	213,103	—	213,103
Pharmaceuticals	485,357	619,957	—	1,105,314
Semiconductors & Semiconductor Equipment	—	666,542	—	666,542
Technology Hardware, Storage & Peripherals	—	380,766	—	380,766
Transportation Infrastructure	—	256,290	—	256,290
All Other Common Stocks †	1,066,658	—	—	1,066,658
Total Investments	3,856,591	9,982,509	—	13,839,100

Emerging Markets Great Consumer Fund
Common Stocks
Banks	3,652,404	4,609,502	—	8,261,906
Diversified Telecommunication Services	—	1,622,191	—	1,622,191
Food & Staples Retailing	5,161,139	2,189,032	—	7,350,171
Food Products	2,446,596	7,954,218	—	10,400,814
Health Care Providers & Services	3,232,211	2,591,495	—	5,823,706
Hotels, Restaurants & Leisure	4,123,217	12,391,695	—	16,514,912
Insurance	2,344,280	3,487,288	—	5,831,568
Internet Software & Services	2,054,135	8,257,093	—	10,311,228
Media	—	2,985,707	—	2,985,707
Multiline Retail	—	1,131,789	—	1,131,789
Personal Products	2,286,336	2,885,477	—	5,171,813
Pharmaceuticals	8,416,837	8,768,069	—	17,184,906
Real Estate Management & Development	1,491,060	3,500,854	—	4,991,914
Technology Hardware, Storage & Peripherals	—	2,355,819	—	2,355,819
Tobacco	—	3,148,204	—	3,148,204
Wireless Telecommunication Services	—	1,343,294	—	1,343,294
All Other Common Stocks †	21,051,067	—	—	21,051,067
Total Investments	56,259,282	69,221,727	—	125,481,009

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2014

(Unaudited)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Asia Great Consumer Fund
Common Stocks
Diversified Telecommunication Services	—	439,741	—	439,741
Food Products	—	2,250,207	—	2,250,207
Hotels, Restaurants & Leisure	1,118,777	3,392,709	—	4,511,486
Insurance	—	947,178	—	947,178
Internet Software & Services	—	2,282,529	—	2,282,529
Multiline Retail	—	383,862	—	383,862
Personal Products	—	780,230	—	780,230
Pharmaceuticals	2,310,653	1,799,773	—	4,110,426
Real Estate Management & Development	—	1,002,088	—	1,002,088
Technology Hardware, Storage & Peripherals	—	630,045	—	630,045
Tobacco	—	857,415	—	857,415
Wireless Telecommunication Services	—	368,176	—	368,176
All Other Common Stocks †	4,126,157	—	—	4,126,157
Total Investments	7,555,587	15,133,953	—	22,689,540

Global Great Consumer Fund
Common Stocks
Air Freight & Logistics	379,136	441,034	—	820,170
Automobiles	329,368	327,587	—	656,955
Beverages	—	479,873	—	479,873
Food Products	—	432,221	—	432,221
Hotels, Restaurants & Leisure	868,283	533,691	—	1,401,974
Internet & Catalog Retail	668,511	466,167	—	1,134,678
Internet Software & Services	593,993	428,470	—	1,022,463
IT Services	739,396	357,054	—	1,096,450
Personal Products	—	287,055	—	287,055
Pharmaceuticals	217,211	1,372,061	—	1,589,272
Specialty Retail	—	309,169	—	309,169
Textiles, Apparel & Luxury Goods	466,251	712,302	—	1,178,553
All Other Common Stocks †	4,159,958	—	—	4,159,958
Preferred Stock	299,377	—	—	299,377
Rights	—	33	—	33
Total Investments	8,721,484	6,146,717	—	14,868,201

Global Dynamic Bond Fund
Corporate Bond	—	118,405	—	118,405
Exchange Traded Fund	572,900	—	—	572,900
Foreign Bonds	—	259,048	—	259,048
U.S. Treasury Obligation	—	2,670,870	—	2,670,870
Yankee Dollar Bonds	—	7,478,060	—	7,478,060
Total Investment Securities	572,900	10,526,383	—	11,099,283
Other Financial Investments: *
Futures	(603)	—	—	(603)
Total Investments	572,297	10,526,383	—	11,098,680

*

Other Financial Instruments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

†	For detailed industry descriptions, see accompanying Schedule of Investments.

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Notes to Schedules of Portfolio Investments, continued

July 31, 2014

(Unaudited)

For the period ended July 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings are as follows:

Transfers from Level 1 to Level 2 ($)
Emerging Markets Fund	4,206,698
Asia Fund	4,470,682
Emerging Markets Great Consumer Fund	23,678,274
Asia Great Consumer Fund	6,684,540
Global Great Consumer Fund	1,398,934

Transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings no longer being required are as follows:

Transfers from Level 2 to Level 1 ($)
Emerging Markets Fund	304,913
Asia Fund	355,466
Emerging Markets Great Consumer Fund	4,930,475
Asia Great Consumer Fund	1,408,483

Cash Equivalents

The Funds consider all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2014

(Unaudited)

3.	Derivatives

Futures Contracts

The Global Dynamic Bond Fund may engage in transactions in futures contracts, which are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The Fund may enter into futures contracts in an effort to hedge against market risks. In addition, the Global Dynamic Bond Fund may enter into currency forward futures contracts, which are financial contracts to trade a specific foreign currency at an agreed exchange rate at a future date, generally under a standing binding agreement which may be traded on U.S. and non- U.S. exchanges. A currency forward futures contract will generally reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased.

Upon purchasing or selling a futures contract, the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each date thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day, or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability of the Manager to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. During the period ended July 31, 2014, the Global Dynamic Bond Fund had limited activity in these transactions.

4.	Investment Risks

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2014

(Unaudited)

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A Fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a Fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedule of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Non-Diversification Risk

The Global Dynamic Bond Fund is non-diversified fund. Because the Fund may invest in securities of a similar number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

5.	Federal Income Tax Information

At July 31, 2014, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Markets Fund	15,378,130	2,541,295	(526,439)	2,014,856
Asia Fund	11,653,048	2,328,311	(142,259)	2,186,052
Emerging Markets Great Consumer Fund	111,610,173	16,192,400	(2,321,564)	13,870,836
Asia Great Consumer Fund	17,834,425	5,128,334	(273,219)	4,855,115
Global Great Consumer Fund	12,899,336	2,245,657	(276,792)	1,968,865
Global Dynamic Bond Fund	10,757,917	370,320	(28,954)	341,366

6.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing. There are no subsequent events to report.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	September 25, 2014

By: (Signature and Title)	/s/ Joel Engle
Joel Engle, Treasurer and Principal Financial and Accounting Officer

Date:	September 25, 2014